Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Mar. 29, 2016
Symons Value Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Symons Value Institutional Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 22, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense reduction/reimbursement described above remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of companies, with market capitalizations at the time of purchase above approximately $500 million, that are trading at attractive prices and that appear to have limited downside price risk over the long-term.

The Fund’s investment adviser, Symons Capital Management, Inc., utilizes market capitalization and average trading volume screens to identify approximately 2,000 stocks that are possible candidates for investment. The adviser then utilizes several additional investment screens to reduce the universe to approximately 40-60 issuers that fit the Fund’s investment criteria. The adviser then performs a fundamental analysis of each of the candidates to identify approximately 25-40 companies that the adviser believes are “value” companies. The adviser defines a “value” company as one that is trading at less than its intrinsic value, as determined by the adviser, and that does not appear to present significant downside price risk. The adviser’s “value” strategy places a strong emphasis on risk aversion.

The Fund typically holds approximately 25-40 companies, representing various products or service lines of business. To the extent the adviser can find “value” companies whose stocks are trading at sufficiently attractive prices for purchase in various sectors, it will attempt to allocate the Fund’s investments among a broad cross-section of market sectors and industries. However, there may be times when the Fund may hold a large portion of its assets in any one sector at a given time.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights, warrants and convertible securities), preferred stocks, shares of equity real estate investment trusts (“REITs”), and shares of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”) whose portfolios primarily consist of equity securities. The Fund may invest in inverse and leveraged ETFs. Inverse ETFs typically seek to provide investment results that match a certain percentage of the inverse of the results of a specific index on a daily basis, while leveraged ETFs seek to multiply the return, or the inverse of the return, of the tracked index (e.g., twice the return). The Fund also may invest in ETFs whose portfolios primarily consist of commodities. The Fund may invest in equity securities of foreign issuers directly or through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund may use options for purposes consistent with its investment objective such as hedging or managing risk. The Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities and enter into closing transactions with respect to such options to terminate an existing position.

		If the adviser believes, based on its valuation methodology, that stocks in general are over-valued, or if the adviser cannot find “value” companies whose stocks are trading at sufficiently attractive prices, a significant portion of the Fund’s portfolio may be held in cash or cash equivalents, such as money market funds. This may occur on a temporary basis, or for periods of up to a year or longer. Holding a significant cash position may make it difficult or impossible for the Fund to achieve its investment objective.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  General. Investors should carefully consider their risk tolerance before investing. As with all mutual fund investments, loss of money is a risk of investing. Please read the other risks detailed below that apply to investing in the Fund.
  Market Risk. Market risk includes the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations.
  Value Style Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the adviser believes are their full market values, either because the market fails to recognize what the adviser considers to be the companies’ true business values or because the adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.
  Management Risk. The Fund is actively-managed and is thus subject to management risk. The adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
  Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.
  Sector/Industry Risk. From time to time, the Fund may have overweighted positions in particular market sectors and/or industries, which can be more volatile or underperform relative to the market as a whole.
  REIT Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate and risks related specifically to their structure and focus. REITs may also be less liquid and experience greater price volatility than other publicly traded securities.
  Small and Medium Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
  Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could prevent the Fund from selling a foreign security at an advantageous time or price.
  Risks of Other Investment Companies. When the Fund invests in an underlying fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). ETFs and closed-end funds are subject to additional risks, such as the fact that their shares may trade at a market price above or below their net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered speculative, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, it will be subject to the risk that the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).
  Options Risk. The use of options involves investment techniques and risks that are different from those associated with traditional securities. If the Fund sells a put option, it may be required to buy the underlying security at a disadvantageous time or price. If the Fund sells a covered call option, it may be required to sell the underlying security at a disadvantageous time or price. The Fund may lose the entire value of the premium paid to purchase a put or call option.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877)-679-6667
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.scm-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31ST
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter, 2009, 13.71% Worst Quarter: 4th Quarter, 2008, (10.87)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

		Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877)-679-6667, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.scm-funds.com.
Symons Value Institutional Fund | Symons Value Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.21%
1 year	rr_ExpenseExampleYear01	$ 123
3 years	rr_ExpenseExampleYear03	398
5 years	rr_ExpenseExampleYear05	709
10 years	rr_ExpenseExampleYear10	$ 1,589
2007	rr_AnnualReturn2007	1.97%
2008	rr_AnnualReturn2008	(13.21%)
2009	rr_AnnualReturn2009	18.28%
2010	rr_AnnualReturn2010	10.40%
2011	rr_AnnualReturn2011	5.70%
2012	rr_AnnualReturn2012	6.36%
2013	rr_AnnualReturn2013	19.21%
2014	rr_AnnualReturn2014	7.72%
2015	rr_AnnualReturn2015	(0.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.87%)
1 Year	rr_AverageAnnualReturnYear01	(0.44%)
5 Years	rr_AverageAnnualReturnYear05	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2006
Symons Value Institutional Fund | Return After Taxes on Distributions | Symons Value Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.77%)
5 Years	rr_AverageAnnualReturnYear05	5.91%
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2006
Symons Value Institutional Fund | Return After Taxes on Distributions and Sale of Fund Shares | Symons Value Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.85%
5 Years	rr_AverageAnnualReturnYear05	5.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2006
Symons Value Institutional Fund | Russell 3000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.13%)
5 Years	rr_AverageAnnualReturnYear05	10.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2006

[1]	The adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding brokerage fees and commissions; borrowing costs; any 12b-1 fees; taxes; any indirect expenses, such as fees and expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses, do not exceed 1.21% of the Fund’s average daily net assets through May 22, 2018. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each fee waiver and expense reimbursement is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the 1.21% expense limitation described above.